Finance receivables	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Finance receivables
8. Finance receivables
Finance receivables consist of the following:

	Yen in millions
	March 31,
	2023	2024
Retail	20,201,004	25,489,945
Finance leases	2,503,369	3,143,424
Wholesale and other dealer loans	3,461,421	5,005,766

Total	26,165,794	33,639,135

Deferred origination costs	359,743	439,613
Less - Unearned income	(1,418,272)	(1,970,115)
Less - Allowance for credit losses
Retail	(274,871)	(336,152)
Finance leases	(36,920)	(46,909)
Wholesale and other dealer loans	(24,622)	(31,213)

Total finance receivables, net	24,770,851	31,694,359

Current assets	8,279,806	11,057,269
Non-current assets	16,491,045	20,637,090

Total finance receivables, net	24,770,851	31,694,359

Finance
receivables
were geographically distributed as follows: in North America 56.9%, in Europe 14.0%, in Asia 12.0%, in Japan 6.3% and in Other 10.8% as of March 31, 2023, and in North America 57.1%, in Europe 14.5%, in Asia 11.3%, in Japan 6.2% and in Other 10.9% as of March 31, 2024.
Finance receivables are classified as financial assets measured at amortized cost.
The contractual maturity of retail receivables, future lease payments to be received for finance leases, the contractual maturity of wholesale receivables and other dealer loans are as follows:

	Yen in millions
	March 31, 2023
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	5,822,035	736,347	2,101,711
Between 1 and 2 years	4,599,678	534,414	402,642
Between 2 and 3 years	3,930,516	402,625	266,593
Between 3 and 4 years	3,013,894	196,046	142,888
Between 4 and 5 years	1,737,460	64,676	145,964
Later than 5 years	1,097,422	13,540	401,622

Total	20,201,004	1,947,649	3,461,421

	Yen in millions
	March 31, 2024
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	7,063,873	961,583	3,587,124
Between 1 and 2 years	5,791,490	673,115	441,004
Between 2 and 3 years	5,034,539	505,715	223,112
Between 3 and 4 years	3,864,320	265,727	185,210
Between 4 and 5 years	2,334,787	96,648	142,215
Later than 5 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,400,936	17,703	427,100

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,489,945	2,520,492	5,005,766

Finance leases receivables consist of the following:

	Yen in millions
	March 31,
	2023	2024
Lease payments	1,947,649	2,520,492
Estimated unguaranteed residual values	555,720	622,932

Total	2,503,369	3,143,424

Deferred origination costs	18,587	20,999
Less - Unearned income	(224,761)	(320,223)
Less - Allowance for credit losses	(36,920)	(46,909)

Finance leases receivables, net	2,260,275	2,797,291